Restructuring - Schedule of Activity in the Restructuring Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	$ 13	$ 24
2021 Italian workforce redundancies plan expense, net	6	6	$ 45
Cash paid for all plans	(4)	(17)
Reversals of expense and other	(2)	(6)
Restructuring reserve, ending balance	14	13	24
Italian Workforce Redundancies
Restructuring Reserve [Roll Forward]
2021 Italian workforce redundancies plan expense, net	7	11
Severance and Related Employee Costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	12	23
Cash paid for all plans	(4)	(17)
Reversals of expense and other	(2)	(5)
Restructuring reserve, ending balance	14	12	23
Severance and Related Employee Costs | Italian Workforce Redundancies
Restructuring Reserve [Roll Forward]
2021 Italian workforce redundancies plan expense, net	7	11
Other
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	1	1
Cash paid for all plans	(1)	0
Reversals of expense and other	0	(1)
Restructuring reserve, ending balance	0	1	$ 1
Other | Italian Workforce Redundancies
Restructuring Reserve [Roll Forward]
2021 Italian workforce redundancies plan expense, net	$ 0	$ 0